Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Beginning balance	$ 314,750,655		$ 313,276,385	$ 268,171,060
Exchange differences arising on translating foreign operations	12,788,423	$ 390,010	(1,536,221)	10,326,729
Share from associates and joint ventures accounted for using the equity method	(18,192)	(555)	(28,511)	(152,833)
Ending balance	342,270,913	10,438,273	314,750,655	313,276,385
Exchange differences on translating foreign operations [member]
Beginning balance	(7,034,629)	(214,536)	(5,529,388)	(15,393,646)
Exchange differences arising on translating foreign operations	12,101,346	369,056	(1,488,920)	9,981,949
Share from associates and joint ventures accounted for using the equity method	(15,711)	(479)	(16,321)	(117,691)
Ending balance	$ 5,051,006	$ 154,041	$ (7,034,629)	$ (5,529,388)